SUMMARY OF THE CHANGES IN THE FAIR VALUE OF THE LEVEL 3 WARRANT LIABILITY (Details) - USD ($)	3 Months Ended		9 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2026	Mar. 31, 2025
Defined Benefit Plan Disclosure [Line Items]
Initial valuation of warrant liability
Change in fair value of warrant liability	$ (182,517)		(776,227)
Initial valuation of warrant liability	104,313		104,313
Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Initial valuation of warrant liability
Initial fair valuation of warrant liability			882,345
Reclassification into equity upon warrant exercise			(1,805)
Change in fair value of warrant liability			(776,227)
Initial valuation of warrant liability	$ 104,313		$ 104,313